Share-Based Payments - Schedule of Assumptions Used in the Black-Scholes Option Pricing Model (Details) - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Assumptions Used in the Black-Scholes Option Pricing Model [Line Items]
Exercise price (in Dollars per share)	$ 4.14	$ 0.37	$ 7.4
Risk-free interest rate	4.21%
Volatility	125.00%
Expected life (years)	3 years 4 months 24 days
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Assumptions Used in the Black-Scholes Option Pricing Model [Line Items]
Exercise price (in Dollars per share)				$ 35.6
Risk-free interest rate		3.95%	3.95%	3.37%
Volatility		116.00%	116.00%	92.00%
Expected life (years)		3 years 6 months	3 years 6 months	3 years 1 month 6 days
Maximum [Member]
Schedule of Assumptions Used in the Black-Scholes Option Pricing Model [Line Items]
Exercise price (in Dollars per share)				$ 195
Risk-free interest rate		4.30%	4.30%	3.77%
Volatility		203.00%	203.00%	125.00%
Expected life (years)		3 years 7 months 6 days	3 years 7 months 6 days	5 years